UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	 Fairholme Capital Management, L.L.C.
Address: 51 JFK Parkway
         Short Hills, NJ 07078


Form 13F File Number: 28-6994

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Bruce R. Berkowitz
Title:   Managing Member
Phone:   973-379-6557

Signature, Place, and Date of Signing:

       /s/Bruce R. Berkowitz         Short Hills, NJ		02-13-06
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:  35

Form 13F Information Table Value Total:  $1,937,932
                                         -----------
                                         (thousands)

List of Other Included Managers: NONE


Profice a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANNALY MORTGAGE MANAGEMENT     COM              035710409    64834 5926300.0000SH    SOLE             4500100.0000        1426200.00
BERKSHIRE HATHAWAY CL A        COM              084670108   375749 4240.0000SH       SOLE                2934.0000         1306.0000
BERKSHIRE HATHAWAY CL B        COM              084670207   145988 49732.0000SH      SOLE               13252.0000        36480.0000
CANADIAN NAT RES LTD COM       COM              136385101   261170 5263400.0000SH    SOLE             3574800.0000        1688600.00
CITIBANK WEST FSB-SCLP         COM              17306J202        0 12000.0000SH      SOLE                                 12000.0000
CITIGROUP                      COM              172967101      314 6479.0000SH       SOLE                   5.0000         6474.0000
COCA COLA CO                   COM              191216100      701 17397.0000SH      SOLE                  77.0000        17320.0000
COUNTRYWIDE FINANCIAL COM      COM              222372104     3419 100002.0000SH     SOLE              100002.0000
DAILY JOURNAL CORP COM         COM              233912104     2026 44725.0000SH      SOLE               35725.0000         9000.0000
ECHOSTAR COMMNTNS NEW CL A     COM              278762109   178365 6562358.0000SH    SOLE             4454624.0000        2107734.00
ETHAN ALLEN INTERIORS COM      COM              297602104    15091 413100.0000SH     SOLE              406100.0000         7000.0000
EXXON MOBIL CORP COM           COM              30231G102    39319 700000.0000SH     SOLE              700000.0000
FEDERAL HOME LN MTG CP         COM              313400301    44654 683300.0000SH     SOLE              494300.0000        189000.000
GOLDEN WEST FINL DEL COM       COM              381317106      518 7852.0000SH       SOLE                 266.0000         7586.0000
GYRODYNE CO AMER INC COM       COM              403820103      446 10256.0000SH      SOLE                                 10256.0000
HOMEFED CORP                   COM              43739D307    21453 320196.0000SH     SOLE              241295.0000        78901.0000
HSBC HLDGS PLC SPON ADR NEW    COM              404280406     1356 16856.0000SH      SOLE                 133.0000        16723.0000
IDT CORP CL B                  COM              448947309    38952 3329200.0000SH    SOLE             3329200.0000
LEUCADIA NATL                  COM              527288104   362045 7628434.0000SH    SOLE             3940321.0000        3688113.00
MARKEL CORP                    COM              570535104      489 1541.0000SH       SOLE                   1.0000         1540.0000
MARSH & MCLENNAN COS COM       COM              571748102    24404 768400.0000SH     SOLE              681700.0000        86700.0000
MCI INC COM                    COM              552691107     5122 259600.0000SH     SOLE              230000.0000        29600.0000
MERCURY GENL CORP NEW          COM              589400100    40956 703462.0000SH     SOLE              307152.0000        396310.000
MERITOR SVGS BK PA COM         COM              590007100      183 43645.0000SH      SOLE                5000.0000        38645.0000
MICRON TECHNOLOGY INC          COM              595112103      266 20000.0000SH      SOLE                                 20000.0000
SAFETY INS GROUP INC COM       COM              78648T100    50004 1238649.0000SH    SOLE             1238649.0000
SEARS HLDGS CORP COM           COM              812350106    83109 719371.0000SH     SOLE              536371.0000        183000.000
SYSTEMAX INC                   COM              871851101      215 34500.0000SH      SOLE                                 34500.0000
TAL INTERNATIONAL GROUP INC    COM              874083108    54171 2760997.0000SH    SOLE             2760997.0000
USA MOBILITY INC               COM              90341G103    74751 2696651.0000SH    SOLE             2696651.0000
WELLS FARGO & CO               COM              949746101     4524 72000.0000SH      SOLE                  50.0000        71950.0000
WELLSFORD REAL PPTYS COM       COM              950240101       68 11331.0000SH      SOLE                 275.0000        11056.0000
WESCO FINL CORP COM            COM              950817106      571 1482.0000SH       SOLE                   2.0000         1480.0000
WHITE MTNS INS GROUP LTD       COM              G9618E107    39378 70500.0000SH      SOLE               70500.0000
WINTHROP REALTY TRUST INC      COM              976391102     3321 584734.0000SH     SOLE              584734.0000